OPERATING DATA - Movement in Inventory Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Inventory write-downs - opening balance	$ 1,629	$ 1,023	$ 1,079
Additions	516	759	178
Deductions / Releases	(681)	(136)	(236)
Foreign exchange and others	(30)	(17)	2
Inventory write-downs - closing balance	$ 1,434	$ 1,629	$ 1,023